NOTE 6 - LEASES (Tables)	9 Months Ended
May 31, 2019
Leases [Abstract]
Schedule of future minimum lease payment

The undiscounted future minimum lease payment schedule as follows:

For the year ending August 31,
2019 (excluding the nine months ended May 31, 2019)	$83,638
2020	285,268
2021	128,199
2022	29,307
Thereafter	-
Total	$526,412